Financial Instruments And Risk Management (Unrealized Risk Management Position) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments And Risk Management [Abstract]
Risk Management, Current asset	$ 707	$ 56
Risk Management, Long-term asset	65	204
Risk Management, Total asset	772	260
Risk Management, Current liability	20	25
Risk Management, Long-term liability	7	5
Risk Management, Total liability	27	30
Net Risk Management Asset	$ 745	$ 230